Business combination - Recognized amounts of assets acquired and liabilities assumed (Details) - EBR	Jun. 03, 2021 CAD ($)
Fair value at acquisition
Cash	$ 516,623
Trade and other receivables	7,998
Income tax receivable	9,963
Inventories	12,864
Prepaids	34,687
Advances to related parties	177,671
Other financial assets	7,685
Right-of-use asset	1,651,746
Property and equipment	417,554
Intangible assets	184,000
Deferred tax asset	18,467
Goodwill	8,656,700
Trade and other payables	(111,602)
Income tax payable	(1,952)
Contract liabilities	(482,173)
Other financial liabilities	(242,060)
Long-term debt, including current portion	(66,204)
Lease liability, including current portion	(1,651,746)
Deferred tax liability	(119,950)
Net assets acquired	$ 9,020,271